Interest in Other Entities (Details) - Schedule of statement summarized financial position - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Eventer Ltd. [Member]
Interest in Other Entities (Details) - Schedule of statement summarized financial position [Line Items]
Current assets	[1]	$ 3,618	$ 3,469
Non-current assets	[1]	1,379	1,521
Current liabilities	[1]	4,110	3,571
Non-current liabilities	[1]	580	711
Equity	[1]	307	708
Jeffs' Brands Ltd [Member]
Interest in Other Entities (Details) - Schedule of statement summarized financial position [Line Items]
Current assets		1,986	2,022
Non-current assets		5,607	5,390
Current liabilities		3,775	2,211
Non-current liabilities		3,136	3,948
Equity		682	1,253
Gix Internet [Member]
Interest in Other Entities (Details) - Schedule of statement summarized financial position [Line Items]
Current assets	[1]	24,175	23,145
Non-current assets		17,908	19,191
Current liabilities		26,589	26,832
Non-current liabilities		5,130	6,543
Equity		10,364	8,960
Equity attributable to Gix shareholders		5,937	4,130
Non-controlling interests		4,427	4,830
ScoutCam Inc. [Member]
Interest in Other Entities (Details) - Schedule of statement summarized financial position [Line Items]
Current assets		17,968	20,212
Non-current assets		3,095	3,334
Current liabilities		2,656	1,309
Non-current liabilities		2,894	2,621
Equity		$ 15,513	$ 19,616

[1]	Translated according to the closing exchange rates as of the date of each statement of financial position